Stock-Based Compensation - Additional Information (Details)		1 Months Ended		2 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Aug. 23, 2011 shares	Jul. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jul. 30, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total (in shares)				65,513,000	65,513,000					65,513,000		121,831,000	120,600,000
Weighted-average grant-date fair value of options granted (in dollars per share) | $ / shares							$ 0.21				$ 0.49	$ 0.59	$ 1.51	$ 1.29
Aggregate intrinsic value of stock options exercised | $					$ 14,500,000		$ 200,000			$ 19,900,000	$ 700,000	$ 2,400,000	$ 2,100,000	$ 3,400,000
Fair value of options vested | $					900,000		1,200,000			2,900,000	4,000,000	5,000,000	4,100,000	2,200,000
Stock-based compensation expense | $					994,000		1,789,000			3,142,000	4,268,000	5,541,000	$ 4,067,000	$ 6,682,000
Common stock investors acquired														1,300,000
Common stock premium per share (in usd per share) | $ / shares														$ 3.42
Number of shares offered														1,300,000
Shares purchased from employee														1,200,000
Shares purchased from non employee														144,000
Deemed dividend amount | $														$ 491,000
Income tax benefit related to stock-based compensation | $					0	$ 0	0	$ 0	$ 0	0	0
Unrecognized compensation cost related to unvested stock options | $				$ 5,300,000	$ 5,300,000					$ 5,300,000		$ 8,700,000
Percent of positions eliminated (in percentage)			50.00%
Weighted-average remaining contractual term of vested stock options (days)			3 years					90 days
Options outstanding under the 2011 Plan (in shares)				19,955,000	19,955,000					19,955,000		24,700,000	24,911,000	20,578,000
Weighted-average exercise price of outstanding options held by current employees (in dollars per share) | $ / shares				$ 1.53	$ 1.53					$ 1.53		$ 1.45	$ 1.65	$ 1.27
Weighted average remaining contractual term of options outstanding										6 years 1 month 6 days		6 years 4 months 24 days	7 years 1 month 6 days	7 years 4 months 24 days
Incremental intrinsic value of vested options held by current employees | $		$ 400,000
Shares per option (in shares)				1.2006
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $					$ 593,000		1,056,000			$ 1,779,000	2,200,000	$ 2,972,000	$ 2,003,000	$ 3,904,000
General and administrative | Secondary Market Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $														2,700,000
Product Development | Secondary Market Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $														$ 1,500,000
Outstanding stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining contractual term for unvested stock options										1 year 10 months 24 days		2 years 6 months
Number of shares available for grant				17,258,000	17,258,000					17,258,000		5,199,000	4,094,000	2,190,000
Modified options | Terminated Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $			$ 300,000
Options outstanding under the 2011 Plan (in shares)			3,102,000
Modified options | Current Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $					$ 100,000		$ 500,000			$ 300,000	$ 500,000	$ 600,000
Unrecognized compensation cost related to unvested stock options | $				$ 400,000	$ 400,000					$ 400,000		$ 600,000
Options outstanding under the 2011 Plan (in shares)		6,800,000
Exercise price threshold (in dollars per share) | $ / shares		$ 1.99
Weighted-average exercise price of outstanding options held by current employees (in dollars per share) | $ / shares		$ 1.99
Weighted average remaining contractual term of options outstanding		10 years
Dog Vacay Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total (in shares)												553,000
Dog Buddy Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total (in shares)												65,000
2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total (in shares)	29,000,000
Award vesting period	4 years
Expiration period	10 years
Options outstanding under the 2011 Plan (in shares)															20,400,000
2021 Plan | Share-based Payment Arrangement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total (in shares)				17,300,000	17,300,000					17,300,000					17,200,000